Note 16 - Fair Value Measurements (Details) - Additional Qualitative Information About Level 3 Assets (Fair Value, Inputs, Level 3 [Member], USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2014	Jun. 30, 2013
Appraisal Adjustments [Member] | Minimum [Member]
Note 16 - Fair Value Measurements (Details) - Additional Qualitative Information About Level 3 Assets [Line Items]
Range	0.00%	0.00%	0.00%
Weighted Average	0.00%	0.00%	0.00%
Appraisal Adjustments [Member] | Maximum [Member]
Note 16 - Fair Value Measurements (Details) - Additional Qualitative Information About Level 3 Assets [Line Items]
Range	6.87%	19.40%	37.90%
Weighted Average	(6.87%)	(19.40%)	(37.90%)
Appraisal Adjustments [Member] | Weighted Average [Member]
Note 16 - Fair Value Measurements (Details) - Additional Qualitative Information About Level 3 Assets [Line Items]
Range	0.09%	1.10%	3.50%
Weighted Average	(0.09%)	(1.10%)	(3.50%)
Appraisal Adjustments [Member]
Note 16 - Fair Value Measurements (Details) - Additional Qualitative Information About Level 3 Assets [Line Items]
Fair Value Estimate (in Dollars)	1,308	2,789	15,066
Valuation Techniques	Appraisal of Collateral	Appraisal of Collateral	Appraisal of collateral
Liquidation Expenses [Member] | Minimum [Member]
Note 16 - Fair Value Measurements (Details) - Additional Qualitative Information About Level 3 Assets [Line Items]
Range	4.56%	4.20%	0.11%
Weighted Average	(4.56%)	(4.20%)	(0.11%)
Liquidation Expenses [Member] | Maximum [Member]
Note 16 - Fair Value Measurements (Details) - Additional Qualitative Information About Level 3 Assets [Line Items]
Range	52.90%	57.90%	27.40%
Weighted Average	(52.90%)	(57.90%)	(27.40%)
Liquidation Expenses [Member] | Weighted Average [Member]
Note 16 - Fair Value Measurements (Details) - Additional Qualitative Information About Level 3 Assets [Line Items]
Range	8.40%	7.70%	7.90%
Weighted Average	(8.40%)	(7.70%)	(7.90%)